Vessels and Equipment - Drydocking Activity (Details) - Vessels & Equipment - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Movement in Capitalized Drydocking Costs [Roll Forward]
Balance at the beginning of the year	$ 13,458	$ 17,106
Costs incurred for drydocking	11,339	4,235
Drydock amortization	(3,864)	(7,883)
Balance at period end	$ 20,933	$ 13,458